SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	$ 2,647,378	$ 107,257	$ 107,257	$ 89,963
Additions	687,385		2,496,927	18,172
Foreign exchange effect	(53,121)		47,439	(878)
Write-off of equipment			(4,245)
Cost, Ending Balance	3,281,642		2,647,378	107,257
Accumulated Depreciation, Beginning Balance	72,674	27,821	27,821	6,813
Depreciation expense	50,434	4,039	44,148	20,871
Foreign exchange effect	(710)		2,762	137
Write-off of equipment			(2,057)
Accumulated Depreciation, Ending Balance	122,398		72,674	27,821
Net Book Value	3,159,244		2,574,704	79,436
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	109,629	32,318	32,318	22,632
Additions			77,955	9,852
Foreign exchange effect			3,601	(166)
Write-off of equipment			(4,245)
Cost, Ending Balance	109,629		109,629	32,318
Accumulated Depreciation, Beginning Balance	27,821	14,677	14,677	3,184
Depreciation expense	8,794		13,907	11,412
Foreign exchange effect			1,294	81
Write-off of equipment			(2,057)
Accumulated Depreciation, Ending Balance	36,615		27,821	14,677
Net Book Value	73,014		81,808	17,641
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	53,542	38,916	38,916	33,584
Additions	2,171		11,510	5,672
Foreign exchange effect	(230)		3,116	(340)
Write-off of equipment
Cost, Ending Balance	53,483		53,542	38,916
Accumulated Depreciation, Beginning Balance	16,514	8,326	8,326	1,679
Depreciation expense	1,880		7,443	6,598
Foreign exchange effect	(35)		745	49
Write-off of equipment
Accumulated Depreciation, Ending Balance	18,359		16,514	8,326
Net Book Value	37,124		37,028	30,590
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	139,481	7,610	7,610	5,850
Additions	21,932		129,257	1,810
Foreign exchange effect	(3,611)		2,614	(50)
Write-off of equipment
Cost, Ending Balance	157,802		139,481	7,610
Accumulated Depreciation, Beginning Balance	14,147	4,818	4,818	1,950
Depreciation expense	4,656		8,827	2,861
Foreign exchange effect	(230)		502	7
Write-off of equipment
Accumulated Depreciation, Ending Balance	18,573		14,147	4,818
Net Book Value	139,229		125,334	2,792
Furnace and Plant Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	2,344,726	28,413	28,413	27,897
Additions	634,067		2,278,205	838
Foreign exchange effect	(49,144)		38,108	(322)
Write-off of equipment
Cost, Ending Balance	2,929,649		2,344,726	28,413
Accumulated Depreciation, Beginning Balance	14,192
Depreciation expense	34,374		13,971
Foreign exchange effect	(442)		221
Write-off of equipment
Accumulated Depreciation, Ending Balance	48,124		14,192
Net Book Value	2,881,525		2,330,534	28,413
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance
Additions	29,215
Foreign exchange effect	(136)
Write-off of equipment
Cost, Ending Balance	29,079
Accumulated Depreciation, Beginning Balance
Depreciation expense	730
Foreign exchange effect	(3)
Write-off of equipment
Accumulated Depreciation, Ending Balance	727
Net Book Value	$ 28,352